Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Schedule of Operating Lease Liabilities
	Years Ended December 31,
	2020	2019
	$	$
Balance – Beginning of period	903	1,522
Additions	7	—
Interest paid as charged to comprehensive loss as other finance costs	(19)	(66)
Payment against lease liabilities	(265)	(614)
Modification of lease liability	(463)	—
Impact of foreign exchange rate changes	21	61
Balance – End of period	184	903
Current lease liabilities	135	648
Non-current lease liabilities	49	255

Summary of Maturity Analysis of Operating Lease Liabilities	As at December 31, 2020, the Company’s lease liabilities come due as follows:
$
Less than 1 year	135
1 - 3 years	49
4 - 5 years	—
More than 5 years	—
Total	184